Parent company only condensed financial information - Condensed statements of operations and comprehensive loss (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Operating expenses:
Sales and marketing expenses	¥ (40,936)	$ (6,424)	¥ (44,697)	¥ (69,593)
General and administrative expenses	(88,111)	(13,827)	(147,753)	(1,095,311)
Research and development expenses	(22,714)	(3,564)	(37,521)	(79,079)
Total operating expenses	(154,857)	(24,301)	(299,329)	(1,243,983)
Share of loss from equity method investments			(11,523)	(8,149)
Other expense, net	7,340	1,152	21,658	7,923
Loss before income tax expense	(101,948)	(15,999)	(246,944)	(904,522)
Income tax expense	(6,872)	(1,078)	(49,196)	(1,968)
Net loss attributable to Pintec Technology Holdings Limited shareholders	(101,729)	(15,964)	(293,935)	(905,895)
Other comprehensive income/(loss):
Foreign currency translation adjustments net of nil tax	(10,702)		(22,556)	11,876
Total comprehensive loss attributable to Pintec Technology Holdings Limited shareholders	(112,522)	(17,656)	(316,912)	(894,019)
Parent Company
Operating expenses:
Sales and marketing expenses	(354)	(56)	(3,182)	(2,772)
General and administrative expenses	(11,138)	(1,748)	(22,839)	(204,810)
Research and development expenses	(1,082)	(170)	(1,644)	(3,247)
Total operating expenses	(12,574)	(1,974)	(27,665)	(210,829)
Equity in loss of subsidiaries	(92,322)	(14,487)	(255,604)	(694,808)
Share of loss from equity method investments	3,331	523	(9,697)	(5,972)
Other expense, net	(39)	(6)	(969)	(1,318)
Interest income from related parties				7,032
Loss before income tax expense	(101,604)	(15,944)	(293,935)	(905,895)
Income tax expense
Net loss attributable to Pintec Technology Holdings Limited shareholders	(101,729)	(15,964)	(293,935)	(905,895)
Other comprehensive income/(loss):
Foreign currency translation adjustments net of nil tax	(10,793)	(1,692)	(22,977)	11,876
Total other comprehensive income/(loss)	(10,793)	(1,692)	(22,977)	11,876
Total comprehensive loss attributable to Pintec Technology Holdings Limited shareholders	¥ (112,522)	$ (17,656)	¥ (316,912)	¥ (894,019)